Note 12 - Non-controlling interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest Disclosure [Text Block]
12.	Non-controlling interests

The minority equity positions in the Company’s subsidiaries are referred to as non-controlling interests (“NCI”).  The NCI are considered to be redeemable securities.  Accordingly, the NCI is recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as NCI at the date of inception of the minority equity position.  This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity.  Changes in the NCI amount are recognized immediately as they occur.  The following table provides a reconciliation of the beginning and ending NCI amounts:

	2012	2011

Balance, January 1	$141,404	$174,358
NCI share of earnings	13,952	14,692
NCI share of other comprehensive earnings	(394)	(171)
NCI redemption increment	21,131	12,941
Distributions paid to NCI	(16,321)	(10,617)
Purchases of interests from NCI, net	(9,709)	(57,037)
NCI recognized on business acquisitions	1,906	7,238
Balance, December 31	$151,969	$141,404

The Company has shareholders’ agreements in place at each of its non-wholly owned subsidiaries.  These agreements allow the Company to “call” the non-controlling interest at a price determined with the use of a formula price, which is usually equal to a fixed multiple of average annual net earnings before extraordinary items, income taxes, interest, depreciation, and amortization.  The agreements also have redemption features which allow the owners of the NCI to “put” their equity to the Company at the same price subject to certain limitations.  The formula price is referred to as the redemption amount and may be paid in cash or in Subordinate Voting Shares.  The redemption amount as of December 31, 2012 was $139,728 (2011 - $127,018).  The redemption amount is lower than that recorded on the balance sheet as the formula price of certain NCI are lower than the amount initially recorded at the inception of the minority equity position.  If all put or call options were settled with Subordinate Voting Shares as at December 31, 2012, approximately 4,800,000 (2011 - 4,900,000) such shares would be issued.